UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        March 31, 2009
                                                      --------------


Check here if Amendment [  ]: Amendment Number:
                                                      -------------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number: 28-12285
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett S. Messing
Title:     Managing Partner
Phone:     (310) 496-5366

Signature, Place and Date of Signing:


 /s/ Brett S. Messing                Santa Monica, CA           May 15, 2009
---------------------------         ------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                   --------------------------

Form 13F Information Table Entry Total:                       23
                                                   --------------------------

Form 13F Information Table Value Total:                     $116,243
                                                   --------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


                                                          GPS PARTNERS, LLC
                                                              FORM 13F
                                                   Quarter Ended March 31, 2009

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                               CLASS                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                               -----                         -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                 TITLE             CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                 -----             -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION           COM        060505104         102    14,924  SH        SOLE                   14,924
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BREITBURN ENERGY PARTNERS LP    COM UT LTD PIN   106776107         293    44,804  SH        SOLE                   44,804
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL PRODUCT PARTNERS LP       COM UNIT LP    Y11082107       6,108   885,270  SH        SOLE                  885,270
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR      COM UNIT LLC B   21038E101       1,894 1,206,320  SH        SOLE                1,206,320
------------------------------------------------------------------------------------------------------------------------------------
COPANO ENERGY L L C                COM UNITS     217202100       7,965   598,000  SH        SOLE                  598,000
------------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS L      COM UNIT LPI    283702108      18,254 1,061,269  SH        SOLE                1,061,269
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER EQUITY L P      COM UT LTD PTN   29273V100      16,986   803,883  SH        SOLE                  803,883
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE GP HLDGS L P           UNIT LP INT    293716106       3,741   165,405  SH        SOLE                  165,405
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EV ENERGY PARTNERS LP              COM UNITS     26926V107       5,195   358,292  SH        SOLE                  358,292
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GENERAL ELECTRIC CO                   COM        369604103         203    20,114  SH        SOLE                   20,114
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SPDR TR                           UNIT SER 1     78462F103       3,976    50,000  SH   PUT  SOLE                   50,000
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MAGELLAN MIDSTREAM HLDGS LP       COM LP INTS    55907R108       7,198   411,295  SH        SOLE                  411,295
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MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN   570759100         916    79,010  SH        SOLE                   79,010
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NAVIOS MARITIME PARTNERS L P       UNIT LPI      Y62267102       2,539   302,320  SH        SOLE                  302,320
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PEREGRINE PHARMACEUTICALS IN          COM        713661106           7    20,000  SH        SOLE                   20,000
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PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN   726503105         217     5,895  SH        SOLE                    5,895
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PROSHARES TR                   PSHS ULTSH 20YRS  74347R297       2,767    63,400  SH        SOLE                   63,400
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REGENCY ENERGY PARTNERS L P      COM UNITS L P   75885Y107      12,928 1,035,859  SH        SOLE                1,035,859
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TARGA RESOURCES PARTNERS LP        COM UNIT      87611X105      10,956 1,221,381  SH        SOLE                1,221,381
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WESTERN ASSET CLYM INFL SEC     COM SH BEN INT   95766Q106       1,149   100,000  SH        SOLE                  100,000
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WESTERN GAS PARTNERS LP         COM UNIT LP IN   958254104       1,161    78,051  SH        SOLE                   78,051
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WILLIAMS PARTNERS L P            COM UNIT L P    96950F104      11,518 1,032,036  SH        SOLE                1,032,036
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WILLIAMS PIPELINE PARTNERS L    COM UNIT LP IN   96950K103         170    10,300  SH        SOLE                   10,300
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